Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 132,388	¥ 888,484	¥ 861,087
Less: Accumulated depreciation	(51,130)	(343,144)	(308,127)
Total property, plant and equipment, net	81,258	545,340	552,960
Buildings
Property, plant and equipment, net
Property, plant and equipment	89,512	600,733	598,832
Leasehold Improvements
Property, plant and equipment, net
Property, plant and equipment	2,215	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	29,223	196,123	167,310
Motor Vehicles
Property, plant and equipment, net
Property, plant and equipment	2,868	19,246	18,210
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	7,991	53,631	50,940
Construction-in-Progress
Property, plant and equipment, net
Property, plant and equipment	$ 579	¥ 3,887	¥ 10,931